Disclosure - Share-Based Payments - Summary of Details of Share Based Payment Arrangement Free Shares (Detail)																					12 Months Ended
	Dec. 12, 2018 € / shares	Nov. 01, 2018 € / shares	Jun. 22, 2018 € / shares	Jun. 15, 2018	Jun. 09, 2018 € / shares	May 15, 2018	Apr. 15, 2018	Apr. 20, 2017 € / shares	Mar. 14, 2017 € / shares	Dec. 09, 2016 EUR (€) € / shares	Oct. 27, 2016 EUR (€) € / shares	Sep. 01, 2016 EUR (€) € / shares	Aug. 16, 2016 EUR (€) € / shares	Jun. 21, 2016 EUR (€) € / shares	Apr. 06, 2016 EUR (€) € / shares	Jun. 03, 2014 EUR (€) € / shares	Sep. 12, 2013 EUR (€) € / shares	Nov. 28, 2012 EUR (€) € / shares	Jul. 25, 2012 EUR (€) € / shares	Apr. 02, 2012 EUR (€) € / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 15, 2015 $ / shares	Sep. 30, 2015 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				23,600		16,500	16,500
Free Share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted																					562,853	46,500	310,350
Date of Grant 4/2/2012 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																				2 years
Number of options granted																				669,796
Share entitlement per free share																				€ 1
Grant date share fair value | €																				€ 8.86
Expected dividends																				0.00%
Performance conditions																				Yes
Expected turnover during the vesting period																				1.00%
Date of Grant 7/25/2012 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																			2 years
Number of options granted																			134,081
Share entitlement per free share																			€ 1
Grant date share fair value | €																			€ 8.20
Expected dividends																			0.00%
Performance conditions																			Yes
Expected turnover during the vesting period																			1.00%
Date of Grant 11/28/2015 [Member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																		2 years
Number of options granted																		35,360
Share entitlement per free share																		€ 1
Grant date share fair value | €																		€ 8.70
Expected dividends																		0.00%
Performance conditions																		No
Expected turnover during the vesting period																		1.00%
Date of Grant 07/25/2013 & 09/12/2013 [Member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																	2 years
Number of options granted																	501,500
Share entitlement per free share																	€ 1
Grant date share fair value | €																	€ 7.96
Expected dividends																	0.00%
Performance conditions																	Yes
Expected turnover during the vesting period																	1.00%
Date of Grant 6/3/2014 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																2 years
Number of options granted																186,000
Share entitlement per free share																€ 1
Grant date share fair value | €																€ 19.01
Expected dividends																0.00%
Performance conditions																Yes
Expected turnover during the vesting period																1.00%
Grant Date 4/6/2016 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)															2 years
Number of options granted															63,750
Share entitlement per free share															€ 1
Grant date share fair value | €															€ 62.40
Expected dividends															0.00%
Performance conditions															yes
Expected turnover during the vesting period															0.00%
Date of Grant 06/21/2016 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)														2 years
Number of options granted														193,000
Share entitlement per free share														€ 1
Grant date share fair value | €														€ 52.97
Expected dividends														0.00%
Performance conditions														yes
Expected turnover during the vesting period														0.00%
Grant Date 8/16/2016 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)													2 years
Number of options granted													10,000
Share entitlement per free share													€ 1
Grant date share fair value | €													€ 60.68
Expected dividends													0.00%
Performance conditions													yes
Expected turnover during the vesting period													0.00%
Grant Date 9/1/2016 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)												2 years
Number of options granted												5,000
Share entitlement per free share												€ 1
Grant date share fair value | €												€ 61.49
Expected dividends												0.00%
Performance conditions												yes
Expected turnover during the vesting period												0.00%
Grant Date 10/27/2016 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)											2 years
Number of options granted											15,000
Share entitlement per free share											€ 1
Grant date share fair value | €											€ 67.44
Expected dividends											0.00%
Performance conditions											yes
Expected turnover during the vesting period											0.00%
Date of Grant 12/9/2016 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)										2 years
Number of options granted										23,600
Share entitlement per free share										€ 1
Grant date share fair value | €										€ 69.75
Expected dividends										0.00%
Performance conditions										yes
Expected turnover during the vesting period										0.00%
Grant Date 3/14/2017 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)									2 years
Performance conditions									yes
Number of free shares granted									22,500
Share entitlement per free share									€ 1
Grant date share fair value									€ 68.07
Expected dividends									0.00%
Expected turnover during the vesting period									0.00%
Lockup period									0 years
Grant Date 4/20/2017 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)								2 years
Performance conditions								yes
Number of free shares granted								24,000
Share entitlement per free share								€ 1
Grant date share fair value								€ 61.20
Expected dividends								0.00%
Expected turnover during the vesting period								0.00%
Lockup period								0 years
Grant Date 6/22/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)			1 year
Performance conditions			yes
Number of free shares granted			486,153
Share entitlement per free share			€ 1
Grant date share fair value			€ 34.32
Expected dividends			0.00%
Expected turnover during the vesting period			0.00%
Lockup period			2 years
Grant Date 6/9/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					1 year
Number of options granted					65,000
Share entitlement per free share					€ 1
Performance conditions					yes
Number of free shares granted					450
Share entitlement per free share					€ 1
Grant date share fair value					€ 36.96
Expected dividends					0.00%
Expected turnover during the vesting period					0.00%
Lockup period					2 years
Grant Date 1/11/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		1 year
Performance conditions		yes
Number of free shares granted		57,000
Share entitlement per free share		€ 1
Grant date share fair value		€ 33.33
Expected dividends		0.00%
Expected turnover during the vesting period		5.00%
Lockup period		2 years
Grant Date 12/12/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Number of options granted	34,000
Share entitlement per free share	€ 1
Performance conditions	yes
Number of free shares granted	16,250
Share entitlement per free share	€ 1
Grant date share fair value	€ 27.96
Expected dividends	0.00%
Expected turnover during the vesting period	5.00%
Lockup period	2 years
Grant Date 12/17/2018 and 12/12/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	1 year
Performance conditions	yes
Number of free shares granted	3,000
Share entitlement per free share	€ 1
Grant date share fair value	€ 26.76
Expected dividends	0.00%
Expected turnover during the vesting period	5.00%
Lockup period	2 years
Date of Grant 9/30/2015 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																									2 years
Performance conditions																									Yes
Number of free shares granted																									708,500
Share entitlement per free share | $ / shares																									$ 1
Grant date share fair value | $ / shares																									$ 0.6299
Expected dividends																									0.00%
Expected turnover during the vesting period																									0.00%
Date of Grant 11/19/2015 [member] | Free Share [member] | Board of Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)																								2 years
Performance conditions																								Yes
Number of free shares granted																								42,000
Share entitlement per free share | $ / shares																								$ 1
Grant date share fair value | $ / shares																								$ 0.6414
Expected dividends																								0.00%
Expected turnover during the vesting period																								0.00%